Offerings	May 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	119,976,855.56
Proposed Maximum Offering Price per Unit	0.1279
Maximum Aggregate Offering Price	$ 15,345,039.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,119.15
Offering Note	(1) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock splits or similar transactions (2) Pursuant to Rule 457(f)(1) promulgated under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the proposed maximum offering price is $0.1279, which was the volume weighted average price of the shares of the issuer's Common Stock traded on the NYSE American for the twenty (20) trading days ending on April 29, 2026. (3) Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the Fee Rate.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	418,250,951
Proposed Maximum Offering Price per Unit	0.1315
Maximum Aggregate Offering Price	$ 55,000,000.06
Amount of Registration Fee	$ 7,595.50
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock splits or similar transactions (2) Pursuant to Rule 457(f)(1) promulgated under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the proposed maximum offering price is $0.1279, which was the volume weighted average price of the shares of the issuer's Common Stock traded on the NYSE American for the twenty (20) trading days ending on April 29, 2026. (3) Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the Fee Rate.